Investments In Marketable Securities	12 Months Ended
Dec. 31, 2011
INVESTMENTS IN MARKETABLE SECURITIES

5. INVESTMENTS IN MARKETABLE SECURITIES

The following table sets forth the Company's investments in marketable debt and equity securities classified as trading and available-for-sale as of December 31, 2011 and 2010 by type of investment and by level within the fair value hierarchy. The security types are determined based on the nature and risk of the security and are consistent with how the Company manages, monitors and measures its securities.

	December 31,
	2011				2010
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

	(in millions)
AVAILABLE-FOR-SALE:(1)
Debt securities:
Unsecured debentures(2)	$-	$665	$-	$665	$-	$719	$-	$719
Certificates of deposit(2)	-	576	-	576	-	873	-	873
Government debt securities	-	31	-	31	-	47	-	47
Other	-	-	-	-	-	-	42	42
Subtotal	-	1,272	-	1,272	-	1,639	42	1,681
Equity securities:
Mutual funds	-	67	-	67	1	61	-	62
Common stock	1	-	-	1	7	-	-	7
Subtotal	1	67	-	68	8	61	-	69
Total available-for-sale	1	1,339	-	1,340	8	1,700	42	1,750
TRADING:
Equity securities:
Mutual funds	12	-	-	12	10	-	-	10
Total trading	12	-	-	12	10	-	-	10
TOTAL	$13	$1,339	$-	$1,352	$18	$1,700	$42	$1,760
Held-to-maturity securities				4				-
Total marketable securities				$1,356				$1,760

(1)       Amortized cost approximated fair value at December 31, 2011 and 2010, with the exception of certain common stock investments with a cost basis of $4 million and $6 million carried at their fair value of $1 million and $7 million at December 31, 2011 and 2010, respectively. In 2011, the Company recognized an other than temporary impairment of $3 million in net income on these investments.

(2)       Unsecured debentures are instruments similar to certificates of deposit that are held primarily by our subsidiaries in Brazil. The unsecured debentures and certificates of deposit included here do not qualify as cash equivalents and meet the definition of a security under the relevant guidance and are therefore classified as available-for-sale securities.

As of December 31, 2011, all available-for-sale debt securities had stated maturities less than one year. As of December 31, 2010, all available-for-sale debt securities had stated maturities less than one year with the exception of $42 million of securities, primarily variable rate demand notes, held by IPL, a subsidiary of the Company in Indiana. These securities, classified as other debt securities in the table above, had stated maturities of greater than ten years, and were called at par during 2011.

The following table summarizes the pre-tax gains and losses related to available-for-sale securities for the years ended December 31, 2011, 2010 and 2009. As noted above, the Company recognized an other than temporary impairment of $3 million in 2011. There was no other-than-temporary impairment of marketable securities recognized in earnings or other comprehensive income for the years ended December 31, 2010 or 2009.

	2011	2010	2009

	(in millions)

Gains included in earnings that relate to trading securities held at
the reporting date	$1	$-	$1
Unrealized gains (losses) on available-for-sale securities included in
other comprehensive income	2	2	10
Gains reclassified out of other comprehensive income into earnings	-	-	2
Proceeds from sales of available-for-sale securities	6,119	5,852	4,440
Gross realized gains on sales	3	2	3